Fair Value Measurements (Details 2) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Fair value at beginning balance	$ 9,054,000	$ 614,040	$ 12,240,000
Change in fair value (gain)	3,186,000	387,600	(11,625,960)
Fair value as of ending balance	12,240,000	1,001,640	614,040
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning balance	5,030,000	346,150	6,900,000
Change in fair value (gain)	1,870,000	218,500	(6,553,850)
Fair value as of ending balance	6,900,000	564,650	346,150
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning balance	4,024,000	267,890	5,340,000
Change in fair value (gain)	1,316,000	169,100	(5,072,110)
Fair value as of ending balance	$ 5,340,000	$ 436,990	$ 267,890